Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries	Financial information below is presented after elimination of intercompany transactions between entities within the Nokia Shanghai Bell Group but before elimination of intercompany transactions with the rest of the Nokia Group.

EURm	2023	2022
Summarized income statement
Net sales(1)	979	1 316
Operating loss	(6)	(149)
Loss for the year	(26)	(148)
Loss for the year attributable to:
Equity holders of the parent	(26)	(148)
Non-controlling interests(2)	—	—
Summarized statement of financial position
Non-current assets	400	487
Non-current liabilities	(100)	(129)
Non-current net assets	300	358
Current assets(3)	1 642	1 939
Current liabilities	(900)	(1 185)
Current net assets	742	754
Net assets(4)	1 042	1 112
Non-controlling interests(2)	—	—
Summarized statement of cash flows
Net cash flows from operating activities	51	38
Net cash flows from/(used in) investing activities	2	(33)
Net cash flows used in financing activities	(41)	(4)
Translation differences	(38)	(8)
Net decrease in cash and cash equivalents	(26)	(7)
(1)Includes EUR 19 million (EUR 29  million in 2022) net sales to other Nokia Group entities.
(2)Based on the contractual arrangement with China Huaxin, Nokia does not recognize any non-controlling interest in NSB.
(3)Includes a total of EUR 700 million (EUR 725 million in 2022) of cash and cash equivalents.
(4)The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.